Derivative Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Derivative Liabilities

Note 11: Derivative Liabilities

Certain of the Company’s convertible notes and warrants contain features that create derivative liabilities. The derivative components of these notes are valued at issuance, at conversion, at restructuring, and at each period end.

Derivative liability activity for the nine months ended September 30, 2025, is summarized in the table below:

December 31, 2024	$4,685,675
Gain on revaluation	(3,513,655)
September 30, 2025	$1,172,020

The following assumptions were used for the valuation of the derivative liability associated with this obligation:

●	The stock price on the date of valuation represents the fair market value of the stock

●	The notes convert with variable conversion prices based on the percentages of the lowest trades over the prior 20 trading days

●	The holder would automatically convert the note immediately (based on ownership or trading volume limitations) if the registration were effective and the Company was not in default

Note 12: Derivative Liabilities

Certain of the Company’s convertible notes and warrants contain features that create derivative liabilities. The pricing model the Company uses for determining fair value of its derivatives is the Monte Carlo Model. Valuations derived from this model are subject to ongoing internal and external verification and review. The model uses market-sourced inputs such as interest rates and stock price volatilities. Selection of these inputs involves management’s judgment and may impact net income. The derivative components of these notes are valued at issuance, at conversion, at restructuring, and at each period end.

Derivative liability activity for the years ended December 31, 2024, and 2023, is summarized in the table below:

December 31, 2022	$568,912
True-up features issued	-
Settled upon conversion or exercise	(501,740)
Loss on revaluation	85,773
December 31, 2023	$152,945
True-up features settled	(152,945)
Establishment upon default provisions	100,551
Loss on revaluation	4,585,124
December 31, 2024	$4,685,675

The Company uses a Monte Carlo model to value the true-up obligation features of its notes payable that create derivative liabilities. The following tables summarize the assumptions for the valuations:

	December 31,	December 31,
	2024	2023
Volatility	-	475.7%
Stock Price	$-	$0.0250
Risk-free interest rates	-%	5.21%
Term (years)	-	0.39

During the year ended December 31, 2023, certain of our notes payable contain a commitment fee obligation with a true-up feature. During the year ended December 31, 2024, the true-up period expired and all remaining amounts were reclassified to equity. The following assumptions were used for the valuation of the derivative liability associated with this obligation using a valuation based on the intrinsic conversion value:

●	The stock price would fluctuate with the Company projected volatility.

●	The projected volatility curve from an annualized analysis for each valuation date was based on the historical volatility of the Company and the term remaining for the True-Up obligation.

●	The Company expected the note would be repaid 90% of the time by the maturity date, at which point the Company would redeem the 1,000,000 redeemable commitment fee shares for $1.

●	In the event the Company did not repay the note in time, the shareholders would sell their shares subject to volume restrictions.

●	Discount rates were based on risk-free rates in effect based on the remaining term. 50,000 simulations were run for each Monte Carlo simulation.

Certain of our notes payable contain a provisions that in the event of default the note will become convertible at a price per share equal to the lowest trading price during the previous twenty trading days prior to the conversion date. The following assumptions were used for the valuation of the derivative liability associated with this obligation:

●	The stock price on the date of valuation represents the fair market value of the stock

●	The notes convert with variable conversion prices based on the percentages of the lowest trades over the prior 20 trading days

●	The holder would automatically convert the note immediately (based on ownership or trading volume limitations) if the registration were effective and the Company was not in default